Contract liabilities	12 Months Ended
Dec. 31, 2023
Contract liabilities [abstract]
Contract liabilities	Contract liabilities
See accounting policy in note 38(C).
Contract liabilities represents non-refundable consideration received from customers before the Group recognizes the related revenue. Such consideration is recognized as contract liabilities until the performance obligation is fulfilled or the likelihood of having to fulfil the performance obligation is remote and it is highly probable that a significant reversal of revenue will not occur.

	2023	2022
Contract liabilities	$6,111,017	$5,674,290
Movement in contract liabilities is as follows:

	2023	2022
Balance at January 1	$5,674,290	$9,587,245
Revenue recognized	(1,937,086)	(5,904,877)
Additions from acquisition (note 34(C))	—	416,307
Receipt from customers upon entering sales contracts	2,373,813	1,575,615
Balance at December 31	$6,111,017	$5,674,290
At December 31, 2023 and 2022, except for the amount of $2,508,663 and $2,500,370, respectively, which is expected to be recognized as revenue within one year, the remaining amount will be recognized as revenue when the performance obligations are fulfilled, which may be after one year from the end of the reporting period.